Hood River Small-Cap Growth Fund
Hood River International Opportunity Fund
Hood River New Opportunities Fund (the “Funds”),
each, a series of Manager Directed Portfolios (the “Trust”)

Supplement dated August 27, 2026
to the Statement of Additional Information (“SAI”),
dated October 31, 2025 as supplemented
Effective immediately, the below tables in the section of the SAI entitled “Portfolio Managers - Ownership of securities” are hereby deleted and replaced with the following:
Hood River Small-Cap Growth Fund

Portfolio Manager	Dollar Value of Portfolio Shares Beneficially Owned
Brian P. Smoluch	Over $1,000,000
David G. Swank	Over $1,000,000

Hood River International Opportunity Fund

Portfolio Manager	Dollar Value of Portfolio Shares Beneficially Owned
Brian P. Smoluch	Over $1,000,000
David G. Swank	Over $1,000,000
Lance R. Cannon	Over $1,000,000
Rohan B. Kumar	$100,001 - $500,000

Please retain this supplement for future reference.